                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-06072

                        Scudder Treasury Money Portfolio
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           One South Street
                          Baltimore, Maryland          21202
                 ----------------------------------- ----------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (410) 895-5000
                                                            --------------

                             Daniel O. Hirsch, Esq.
                                One South Street
                           Baltimore, Maryland 21202

                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Treasury Money Fund Institutional

Semiannual Report
to Shareholders

June 30, 2003

Contents

<Click Here> Portfolio Management Review

Treasury Money Fund Institutional

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Scudder Treasury Money Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Darlene M. Rasel discusses the market environment and her team's approach to managing Treasury Money Fund Institutional during the six-month period ended June 30, 2003.

Q: How did the fund perform over the semiannual period?

A: Over the six months ended June 30, 2003, Treasury Money Fund Institutional's seven-day annualized yield declined from 1.17% to 0.82%, primarily reflecting the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002. The Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) cut on June 25, 2003, had only a modest impact on the fund's yield because the higher-yielding securities bought by the fund before the rate cut will continue to benefit the fund's yield until these securities mature. At maturity, the proceeds will be reinvested in securities that reflect the current level of rates, which is likely to be lower given the Federal Reserve Board rate cut. For the six-month period ended June 30, 2003, the fund returned 0.51%, compared with the 0.31% average return of the iMoneyNet US Treasury and Repo Institutional Money Funds Average.1,2

1 iMoneyNet US Treasury and Repo Institutional Money Funds Average is provided by Money Fund Report Average, a service of iMoneyNet, Inc., and is an average for categories of similar money market funds.
2 The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Q: Until June 2003, the Federal Reserve Board held interest rates steady through the semiannual period. What dominated money market activity instead?

A: Federal Reserve Board policy still had a major impact on the backdrop to money market activity, as did the US economy.

As 2003 began, investors demonstrated enthusiasm for President George W. Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, the US equity market stumbled again. Gross domestic product (GDP) growth managed to chug along at a rate of 1.4%, but geopolitical uncertainties kept volatility high. In this environment, there was a flight to quality into short-term US Treasuries. In March 2003, the Federal Reserve Board stated that it would not currently take a stance on monetary policy given "the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making."

During the second quarter 2003, economic and political conditions improved. A significant number of corporate earnings announcements during the quarter met or exceeded expectations. The $350 billion tax cut and spending incentives recently implemented offered stimulus to the economy. Also, while the journey to freedom and democracy in Iraq is by no means at an end, the conclusion of active military operations toward the end of April provided the financial markets with a welcome sigh of relief. On the other hand, corporate spending remained reluctant and unemployment gradually worsened, keeping consumer spending reined in, with the exception of the housing sector. As a result, estimates for second-quarter GDP remained in the 1.5% to 1.8% range.

On May 6, 2003, the Federal Reserve Board again kept the targeted federal funds rate3 unchanged at 1.25% but made it clear that it would maintain its accommodative monetary policy. It believed the probability of deflation exceeded that of a pickup in inflation over the next few quarters. Thus, money market yields continued to fall.

3 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

Then, on June 25, 2003, the Federal Reserve Board cut the targeted federal funds rate by 25 basis points to 1.00% in an effort to further support the economy and stimulate more growth over a longer period. This was the 13th time since the start of 2001 that the Federal Reserve Board cut rates, bringing current interest rates to their lowest level since 1958.

Q: In light of recent market conditions, what has been the fund's strategy?

A: We were able to produce competitive yields in Treasury Money Fund Institutional for the semiannual period. We maintained a shorter-than-benchmark weighted average maturity, generally in the 45-day range, for most of the period. During the first quarter of 2003, we maintained larger positions in longer-dated US Treasury bills. Then, during the second quarter, the majority expectation among our money market portfolio management team was for a 25-basis-point rate cut. When, in the months leading up to the June 25 meeting by the Federal Reserve Board, interest rates incorporated more than 25 basis points of cuts, we held off buying securities with longer-term maturities. Rather, we focused on purchases of overnight repurchase agreements. While this led to a temporary reduction in the weighted average maturity of the fund, the decision proved correct. After the Federal Reserve Board's decision, rates moved higher, and we used this opportunity to resume purchases of longer-dated securities at rates higher than available immediately before June 25. In addition, the money market yield curve became positively sloped again, making the purchases of longer-dated securities more attractive.

Q: Do you anticipate any change in your management strategies?

A: We intend to maintain our conservative investment strategies. We will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Financial Statements

Statements of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in the Scudder Treasury Money Portfolio	$ 782,086,057
Receivable for Fund shares sold	24,127,173
Other assets	3,509
Total assets	806,216,739
Liabilities
Dividends payable	610,131
Payable for Fund shares redeemed	24,198,022
Accrued administrator service fee	52,844
Other accrued expenses and payables	22,364
Total liabilities	24,883,361
Net assets, at value	$ 781,333,378
Net Assets
Net assets consist of: Undistributed net investment income	69,273
Accumulated net realized gain (loss)	6,225
Paid-in capital	781,257,880
Net assets, at value	$ 781,333,378
Net Asset Value
Net assets applicable to shares outstanding	$ 781,333,378
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	781,249,805
Net Asset Value, offering and redemption price per share	$ 1.00

Statements of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Total investment income allocated from the Scudder Treasury Money Portfolio: Interest	$ 3,993,474
Dividends	188,026
Expenses(a)	(661,615)
Net investment income allocated from the Scudder Treasury Money Portfolio	3,519,885
Expenses: Administrator service fees	165,319
Auditing	6,881
Legal	1,029
Trustees' fees and expenses	5,919
Reports to shareholders	1,537
Registration fees	20,882
Other	6,743
Total expenses, before expense reductions	208,310
Expense reductions	(43,326)
Total expenses, after expense reductions	164,984
Net investment income (loss)	3,354,901
Net realized gain (loss) from investments	7,762
Net increase (decrease) in net assets resulting from operations	$ 3,362,663

a For the six months ended June 30, 2003, the Advisor to the Scudder Treasury Money Portfolio waived fees of which $28,053 was allocated to the Fund on a pro-rated basis.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 3,354,901	$ 7,758,000
Net realized gain (loss) on investment transactions	7,762	57,035
Net increase (decrease) in net assets resulting from operations	3,362,663	7,815,035
Distributions to shareholders from: Net investment income	(3,354,488)	(7,854,019)
Net realized gains	(1,537)	(97,137)
Fund share transactions: Proceeds from shares sold	2,148,614,249	3,364,642,718
Reinvestment of distributions	3,020,385	6,975,830
Cost of shares redeemed	(1,950,993,111)	(3,317,783,758)
Net increase (decrease) in net assets from Fund share transactions	200,641,523	53,834,790
Increase (decrease) in net assets	200,648,161	53,698,669
Net assets at beginning of period	580,685,217	526,986,548
Net assets at end of period (including undistributed net investment income of $69,273 and $68,860, respectively)	$ 781,333,378	$ 580,685,217
Other Information
Shares outstanding at beginning of period	580,608,282	526,773,488
Shares sold	2,148,614,249	3,364,642,717
Shares issued to shareholders in reinvestment of distributions	3,020,385	6,975,830
Shares redeemed	(1,950,993,111)	(3,317,783,753)
Net increase (decrease) in Fund shares	200,641,523	53,834,794
Shares outstanding at end of period	781,249,805	580,608,282

Financial Highlights

Treasury Money Fund Institutional
Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations:
Net investment income (loss)	.005	.015	.04	.06	.05	.05
Net realized and unrealized gain (loss) on investment transactions[b]	-	-	-	-	-	-
Total from investment operations	.005	.015	.04	.06	.05	.05
Less distributions from: Net investment income	(.005)	(.015)	(.04)	(.06)	(.05)	(.05)
Net realized gain on investment transactions	-[b]	-[b]	-	-	-	-
Total distributions	(.005)	(.015)	(.04)	(.06)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.51**	1.55	3.85	6.12	4.84	5.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	781	581	527	1,089	1,968	1,729
Ratio of expenses before expense reductions (including expenses of the Scudder Treasury Money Portfolio) (%)	.27*	.27	.27	.27	.26	.26
Ratio of expenses after expense reductions (including expenses of the Scudder Treasury Money Portfolio) (%)	.25*	.25	.25	.25	.25	.25
Ratio of net investment income (loss) (%)	1.01*	1.51	3.95	5.91	4.72	5.16
[a] For the six months ended June 30, 2003 (Unaudited). [b] Amount is less than $.0005. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Treasury Money Fund Institutional (the "Fund"), a diversified series of Scudder Institutional Funds (formerly BT Institutional Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Treasury Money Portfolio (the "Portfolio"), an open-end management investment company registered under the Act. Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information.

On June 30, 2003, the Fund owned approximately 80% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

D. Distributions of Income

All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 68,860

In addition, during the year ended December 31, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

2002
Distributions from ordinary income*	$ 7,951,156

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

E. Other

The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that Fund, while expenses that are attributed to the Trust within the Fund are allocated based on their respective net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. The Fund pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

For the six months ended June 30, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the Fund at 0.25% of the average daily net assets, including expenses of the Portfolio.

Accordingly, for the six months ended June 30, 2003 the Fund did not impose a portion of its Administrator Service Fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Treasury Money Fund Institutional	$ 165,319	$ 43,326.04%

Certain officers and a Trustee of the Fund are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities. The Fund pays each Trustee not affiliated with Deutsche Bank AG retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2003, there were two shareholders who held 29% of the outstanding shares of the Fund.

Investment Portfolio as of June 30, 2003 (Unaudited)

Scudder Treasury Money Portfolio

	Principal Amount ($)	Value ($)

US Treasury Obligations 45.1%
US Treasury Bills:
0.99%*, 9/11/2003	50,000,000	49,901,000
1.03%*, 10/30/2003	60,000,000	59,782,620
1.09%*, 11/6/2003	30,000,000	29,883,733
1.15%*, 9/18/2003	30,000,000	29,924,292
1.18%*, 8/7/2003	40,000,000	39,951,489
1.18%*, 10/23/2003	50,000,000	49,813,167
1.21%*, 7/10/2003	58,000,000	57,982,460
1.23%*, 7/17/2003	25,000,000	24,986,333
US Treasury Notes:
3.0%, 1/31/2004	75,000,000	75,870,192
3.25%, 12/31/2003	21,000,000	21,250,710
Total US Treasury Obligations (Cost $439,345,996)		439,345,996

Repurchase Agreements** 54.9%
Tri Party Repurchase Agreement with Bank of America Securities LLC, dated 6/30/2003, 1.0%, principal and interest in the amount of $45,001,250, due 7/1/2003	45,000,000	45,000,000
Tri Party Repurchase Agreement with Bear Stearns & Co., Inc., dated 6/30/2003, 1.07%, principal and interest in the amount of $45,001,338, due 7/1/2003	45,000,000	45,000,000
Tri Party Repurchase Agreement with BNP Paribus, dated 6/30/2003, 1.1%, principal and interest in the amount of $50,001,528, due 7/1/2003	50,000,000	50,000,000
Tri Party Repurchase Agreement with Credit Suisse First Boston Corp., dated 6/30/2003, 1.09%, principal and interest in the amount of $142,907,697, due 7/1/2003	142,903,370	142,903,370
Tri Party Repurchase Agreement with Goldman Sachs & Co., dated 6/30/2003, 1.05%, principal and interest in the amount of $45,001,313, due 7/1/2003	45,000,000	45,000,000
Tri Party Repurchase Agreement with UBS AG, dated 6/30/2003, 1.1%, principal and interest in the amount of $106,003,239, due 7/1/2003	106,000,000	106,000,000
Tri Party Repurchase Agreement with Westdeutsche Landesbank Girozentrale, dated 6/30/2003, 1.15%, principal and interest in the amount of $100,003,194, due 7/1/2003	100,000,000	100,000,000
Total Repurchase Agreements (Cost $533,903,370)		533,903,370
Total Investment Portfolio - 100.0% (Cost $973,249,366) (a)		973,249,366

* Annualized yield at the time of purchase; not a coupon rate.
** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) The cost for federal income tax purposes was $973,249,366.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 439,345,996
Repurchase agreements, at amortized cost	533,903,370
Interest receivable	956,589
Receivable for shares of beneficial interest subscribed	3,043,502
Other assets	5,878
Total assets	977,255,335
Liabilities
Due to custodian bank	143
Payable for shares of beneficial interest withdrawn	2,934,140
Accrued advisory fee	94,556
Accrued administrator service fee	43,274
Other accrued expenses and payables	15,072
Total liabilities	3,087,185
Net assets, at value	$ 974,168,150

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 5,253,383
Dividends	235,033
Total Income	5,488,416
Expenses: Advisory fee	650,122
Administrator service fee	216,468
Auditing	11,032
Legal	3,877
Trustees' fees and expenses	9,044
Other	11,669
Total expenses, before expense reductions	902,212
Expense reductions	(35,383)
Total expenses, after expense reductions	866,829
Net investment income (loss)	4,621,587
Net realized gain (loss) from investment transactions	9,510
Net increase (decrease) in net assets resulting from operations	$ 4,631,097

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 4,621,587	$ 11,973,811
Net realized gain (loss) on investment transactions	9,510	84,719
Net increase (decrease) in net assets resulting from operations	4,631,097	12,058,530
Capital transaction in shares of beneficial interest: Proceeds from capital invested	2,243,691,105	106,601,261
Value of capital withdrawn	(2,069,250,478)	(134,822,852)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	174,440,627	(28,221,591)
Increase (decrease) in net assets	179,071,724	(16,163,061)
Net assets at beginning of period	795,096,426	811,259,487
Net assets at end of period	$ 974,168,150	$ 795,096,426

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	974	795	811	1,431	2,529	2,039
Ratio of expenses before expense reductions (%)	.21*	.21	.21	.21	.20	.20
Ratio of expenses after expense reductions (%)	.20*	.20	.20	.20	.20	.20
Ratio of net investment income (loss) (%)	1.07*	1.56	3.94	5.95	4.76	5.23
Total Investment Return (%)[b]	.56**	1.60	-	-	-	-
[a] For the six months ended June 30, 2003 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

The Scudder Treasury Money Portfolio (formerly Treasury Money Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B. Security Valuation

The Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

D. Other

Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividends of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

E. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2003, the Advisor and Administrator maintained the annualized expenses at not more than 0.20% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

For the six months ended June 30, 2003 the Portfolio did not impose $35,383 of its Advisory fee. Therefore, for the six months ended June 30, 2003, the Advisory fee was equivalent to an annualized effective rate of 0.14% of the Portfolio's average daily net assets.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Effective April 11, 2003, State Street Bank and Trust Company ("State Street") is the Portfolio's custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

Certain officers and a Trustee of the Portfolio are also officers or Trustees of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities. The Portfolio pays each Trustee not affiliated with Deutsche Bank AG retainer fees plus specified amounts for attended board and committee meetings.

Note 3-Line of Credit

The Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility with a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated, pro rata based upon net assets, among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Scudder funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 730-1313, option 1 To speak with a fund service representative.
Written correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
Nasdaq Symbol	BTRXX
CUSIP Number	811162 304
Fund Number	542

Privacy Statement

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Treasury Money Portfolio

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               August 19, 2003
                                    -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Treasury Money Portfolio

By:                                 /s/Richard T. Hale
                                    -------------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               Aguust 19, 2003
                                    -------------------------------------

By:                                 /s/Charles A. Rizzo
                                    -------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 19, 2003
                                    -------------------------------------